Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Expense [Abstract]
Schedule of Unused Tax Losses for which no Deferred Tax Asset Recognized
	30 June	30 June
	2024 A$	2023 A$
Unused tax losses for which no deferred tax asset has been recognized	59,447,397	52,625,541
Potential tax benefit @ 25% (2023: 25%)	14,861,849	13,156,385

Schedule of Income Tax Expense	Numerical reconciliation of income tax expense to prima facie tax payable
	30 June 2024 A$	30 June 2023 A$
Loss from continuing operations before income tax expense	(6,936,957)	(3,786,507)
Tax at the Australian tax rate of 25% (2023: 25%)	(1,734,239)	(946,627)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(191,245)	(98,219)
Accounting expenditure subject to R&D tax incentive	439,644	225,791
Share-based payments	825	56,738
Net impact of other amounts not deductible (taxable)	(220,449)	(453,038)
Subtotal	(1,705,464)	(1,215,355)
Tax losses and other timing differences for which no deferred tax asset is recognized	1,705,464	1,215,355
Income tax expense	-	-